Commitments and Contingent Liabilities (Details) ₽ in Thousands, ₪ in Thousands	6 Months Ended								11 Months Ended						12 Months Ended
	Aug. 31, 2022 USD ($)	Aug. 31, 2022 ILS (₪)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 ILS (₪)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 ILS (₪)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 ILS (₪)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 RUB (₽)	Aug. 30, 2022 USD ($)	Aug. 30, 2022 RUB (₽)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 RUB (₽)	Aug. 31, 2023 USD ($)	Aug. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2023 shares	Jun. 30, 2022 shares
Commitments and Contingent Liabilities (Details) [Line Items]
Rental fee							$ 5,600	₪ 18
Monthly fee	$ 7,400	₪ 23	$ 6,500	₪ 21	$ 5,300	₪ 17					$ 3,000	₽ 213	$ 3,000	₽ 200
Lease expenses | $																	$ 119,000	$ 115,000	$ 167,000
Options to purchase (in Shares)																	1,048,297	927,988	839,665
Board of Directors [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Options to purchase (in Shares)																	3,800			1,096,887	1,000,864
Forecast [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Monthly fee									$ 3,000	₽ 213					$ 7,100	₪ 25